iShares
®
MSCI Agriculture Producers ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .5%
Elders Ltd. ............................. 58,652 $ 233,821
GrainCorp Ltd. , Class A .................... 67,546 239,345
Inghams Group Ltd. ....................... 108,073 162,266
Nufarm Ltd.
(a)
........................... 101,537 218,594
854,026
a
Brazil  —  0 .3%
Sao Martinho SA ......................... 45,360 152,682
SLC Agricola SA ......................... 60,617 186,253
Tres Tentos Agroindustrial SA ................ 36,226 112,027
450,962
a
Canada  —  6 .8%
Maple Leaf Foods, Inc. ..................... 22,718 493,364
Nutrien Ltd. ............................. 146,194 10,011,370
Rogers Sugar, Inc.
(b)
....................... 32,511 158,234
10,662,968
a
China  —  2 .3%
China BlueChemical Ltd. , Class H ............. 492,000 144,304
China Modern Dairy Holdings Ltd.
(b)
............ 721,000 104,983
China XLX Fertiliser Ltd. .................... 175,000 226,057
China Youran Dairy Group Ltd.
(a) (c)
............. 398,000 149,817
COFCO Joycome Foods Ltd.
(a) (b)
............... 824,000 122,992
First Tractor Co. Ltd. , Class H
(b)
............... 114,000 120,362
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 57,900 214,114
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 115,300 458,617
Muyuan Foods Group Co. Ltd. , Class A .......... 99,566 559,646
New Hope Liuhe Co. Ltd. , Class A ............. 79,300 92,468
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 96,500 439,329
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 38,016 165,375
Sinofert Holdings Ltd.
(b)
..................... 940,000 185,916
Wens Foodstuff Group Co. Ltd. , Class A ......... 121,320 245,302
Yunnan Yuntianhua Co. Ltd. , Class A ........... 33,200 150,362
Zangge Mining Co. Ltd. , Class A ............... 28,600 326,396
3,706,040
a
Egypt  —  0 .1%
Abou Kir Fertilizers & Chemical Industries ........ 86,222 142,389
a
Germany  —  0 .8%
K+S AG , Registered ....................... 50,063 864,499
KWS Saat SE & Co KGaA ................... 3,008 254,719
Suedzucker AG
(b)
......................... 15,510 207,692
1,326,910
a
Hong Kong  —  1 .7%
WH Group Ltd.
(c)
......................... 2,339,000 2,699,290
a
India  —  4 .1%
Balrampur Chini Mills Ltd. ................... 33,749 182,884
Bayer CropScience Ltd. .................... 3,414 162,253
Chambal Fertilisers and Chemicals Ltd. .......... 45,652 224,036
Coromandel International Ltd. ................ 35,856 661,662
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 18,788 278,873
EID Parry India Ltd.
(a)
...................... 27,023 214,644
Escorts Kubota Ltd. ....................... 9,348 281,404
Godrej Agrovet Ltd.
(c)
...................... 16,071 97,435
Gujarat State Fertilizers & Chemicals Ltd. ........ 65,172 111,778
Paradeep Phosphates Ltd.
(c)
................. 126,179 167,172
PI Industries Ltd. ......................... 20,740 605,826
Rallis India Ltd. .......................... 23,636 60,411
Security Shares Value
a
India (continued)
Rashtriya Chemicals & Fertilizers Ltd. ........... 39,417 $ 53,257
Shree Renuka Sugars Ltd.
(a)
................. 69,301 16,666
Sumitomo Chemical India Ltd. ................ 36,076 190,379
Tata Consumer Products Ltd. ................. 165,465 2,052,463
Triveni Engineering & Industries Ltd. ............ 23,115 91,608
UPL Ltd. ............................... 153,900 1,044,223
6,496,974
a
Indonesia  —  0 .4%
Astra Agro Lestari Tbk PT ................... 8,700 3,154
Charoen Pokphand Indonesia Tbk PT ........... 2,044,700 488,577
Inti Agri Resources Tbk PT
(a) (d)
................ 2,230,700 —
Japfa Comfeed Indonesia Tbk PT .............. 1,288,800 176,834
668,565
a
Ireland  —  0 .2%
Dole PLC .............................. 23,133 323,631
a
Israel  —  1 .1%
ICL Group Ltd. ........................... 215,693 1,417,438
Israel Corp. Ltd.
(b)
......................... 1,150 378,067
1,795,505
a
Italy  —  1 .7%
CNH Industrial N.V. ....................... 263,884 2,694,256
a
Japan  —  4 .5%
Kubota Corp. ........................... 294,100 5,225,414
Kumiai Chemical Industry Co. Ltd. ............. 21,700 104,293
Mitsui DM Sugar Co. Ltd. ................... 4,100 83,572
NH Foods Ltd. ........................... 24,100 921,883
Prima Meat Packers Ltd. .................... 6,600 99,885
Sakata Seed Corp. ........................ 8,000 207,453
Umios Corp. ............................ 36,900 293,009
YAMABIKO Corp. ........................ 8,000 196,114
7,131,623
a
Malaysia  —  2 .4%
Farm Fresh Bhd
(b)
........................ 304,900 177,464
Genting Plantations Bhd
(b)
................... 79,300 106,400
Hextar Global Bhd ........................ 464,300 93,680
IOI Corp. Bhd ........................... 716,200 720,778
Johor Plantations Group Bhd ................. 303,800 124,891
Kuala Lumpur Kepong Bhd .................. 144,100 738,490
QL Resources Bhd ........................ 471,360 427,969
SD Guthrie Bhd .......................... 630,400 923,739
United Plantations Bhd ..................... 66,450 520,874
3,834,285
a
Netherlands  —  0 .1%
OCI N.V.
(a)
............................. 25,688 111,945
a
Norway  —  5 .2%
Austevoll Seafood ASA ..................... 24,638 236,453
Bakkafrost P/F .......................... 15,339 760,443
Leroy Seafood Group ASA ................... 81,461 384,996
Mowi ASA .............................. 132,179 2,912,356
Salmar ASA ............................ 20,601 1,279,855
Yara International ASA ..................... 48,374 2,630,463
8,204,566
a
Poland  —  0 .1%
Grupa Azoty SA
(a)
......................... 14,154 89,917
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Qatar  —  0 .1%
Baladna
(a)
.............................. 234,735 $ 84,439
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 136 1
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 2 —
Ros Agro PLC , GDR
(a) (d) (e)
................... 5,334 1
2
a
Saudi Arabia  —  2 .8%
Almarai Co. JSC ......................... 136,382 1,675,428
National Agriculture Development Co. (The)
(a)
...... 44,795 199,204
SABIC Agri-Nutrients Co. ................... 70,816 2,585,236
4,459,868
a
Singapore  —  1 .4%
Bumitama Agri Ltd. ........................ 80,100 97,281
First Resources Ltd. ....................... 132,400 274,915
Golden Agri-Resources Ltd. .................. 1,950,300 420,111
Wilmar International Ltd. .................... 486,400 1,368,420
2,160,727
a
South Korea  —  0 .1%
Dongwon Industries Co. Ltd. ................. 2,817 66,281
Harim Holdings Co. Ltd. .................... 11,911 89,136
Hyundai Feed, Inc.
(a) (d)
..................... 20,538 43,455
198,872
a
Sweden  —  0 .4%
Husqvarna AB , Class B ..................... 103,021 483,531
Scandi Standard AB ....................... 6,524 97,509
581,040
a
Taiwan  —  0 .4%
Charoen Pokphand Enterprise ................ 52,800 210,691
Sinon Corp. ............................ 103,000 127,905
Taiwan Fertilizer Co. Ltd. .................... 179,000 266,282
604,878
a
Thailand  —  0 .6%
Betagro PCL , NVDR
(b)
..................... 196,800 120,335
Charoen Pokphand Foods PCL , NVDR .......... 1,085,600 632,555
Thaifoods Group PCL , NVDR ................ 380,400 113,625
866,515
a
Turkey  —  0 .3%
Gubre Fabrikalari TAS
(a)
.................... 21,807 259,558
Hektas Ticaret TAS
(a) (b)
..................... 1,175,008 101,089
Turk Traktor ve Ziraat Makineleri A.S.
(a)
.......... 8,138 79,235
439,882
a
United Kingdom  —  1 .0%
AEP Plantations PLC ...................... 5,550 129,901
Cranswick PLC .......................... 16,498 1,219,760
MP Evans Group PLC ..................... 11,115 230,217
1,579,878
a
Security Shares Value
a
United States  —  59 .8%
AGCO Corp. ............................ 18,150 $ 2,037,882
Alamo Group, Inc. ........................ 3,143 473,682
Archer-Daniels-Midland Co. .................. 146,423 11,681,627
Bunge Global SA ......................... 38,278 4,719,677
Cal-Maine Foods, Inc. ...................... 12,956 968,072
CF Industries Holdings, Inc. .................. 46,676 5,244,049
Corteva, Inc. ............................ 203,991 15,968,415
Darling Ingredients, Inc.
(a)
................... 48,230 2,850,393
Deere & Co. ............................ 72,774 39,456,607
FMC Corp. ............................. 37,995 519,012
Fresh Del Monte Produce, Inc. ................ 12,025 386,484
Ingredion, Inc. ........................... 19,126 1,940,141
Lamb Weston Holdings, Inc. ................. 39,856 1,720,982
Lindsay Corp. ........................... 3,159 345,247
Mosaic Co. (The) ......................... 96,474 2,305,729
Pilgrim's Pride Corp. ....................... 13,013 368,398
Scotts Miracle-Gro Co. (The) ................. 13,612 803,108
Toro Co. (The) ........................... 29,453 2,647,236
Vital Farms, Inc.
(a)
........................ 10,385 103,954
94,540,695
a
a
Total Long-Term Investments — 99.2%
(Cost: $ 166,333,299 ) ................................ 156,710,648
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(f) (g) (h)
...................... 997,851 998,150
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(f) (g)
............................. 346,328 346,328
a
Total Short-Term Securities — 0.8%
(Cost: $ 1,344,457 ) .................................. 1,344,478
Total Investments —  100.0%
(Cost: $ 167,677,756 ) ................................ 158,055,126
Liabilities in Excess of Other Assets — 0 .0% ................ (49,356)
Net Assets — 100.0% ................................. $ 158,005,770
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Agriculture Producers ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 88,510  $ 909,710
(a)
$ —  $ (45) $ (25) $ 998,150  997,851  $ 7,610
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 90,000  256,328
(a)
—  —  —  346,328  346,328  6,472  —
$ —  $ (45) $ (25)
$ 1,344,478
$ 14,082  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 2 06/18/26 $ 760 $ (75)
Euro STOXX 50 Index ................................................................. 8 06/19/26 566 8,336
$ 8,261

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Agriculture Producers ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 123,397,876  $ 33,269,315  $ 43,457  $ 156,710,648
Short-Term Securities
Money Market Funds ...................................... 1,344,478  —  —  1,344,478
$ 124,742,354  $ 33,269,315  $ 43,457  $ 158,055,126
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,336  $ —  $ —  $ 8,336
Liabilities
Equity Contracts ........................................... (75) —  —  (75)
$ 8,261  $ —  $ —  $ 8,261
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
GDR Global Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)